Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8 — Commitments and Contingencies

Litigation

On May 15 and May 23, 2023, Akerna and all its directors were named in two derivative lawsuits (McCaffrey v. Akerna et al. and Caller v. Akerna et al., Nos. 1:23-cv-01213-PAB and 1:23-cv-01300-KLM, respectively) filed in the United States District Court for the District of Colorado by stockholders Albert McCaffrey and Israel Caller, respectively, alleging that the disclosures made regarding the pending transactions with Gryphon and MJ Acquisition violate Sections 14(a) and 20(a) of the Securities and Exchange Act of 1934. The lawsuits contend that the disclosures omit material information regarding the transactions and seek injunctive relief and attorneys’ fees. The two actions have both been dismissed without prejudice on October 3, 2023 (Caller) and October 11, 2023 (McCaffrey).

On January 13, 2023, Courier Plus Inc. d/b/a Dutchie (“Dutchie”) filed a complaint in the Court of Common Pleas, Dauphin County, Commonwealth of Pennsylvania against Akerna and MJF alleging unfair competition, tortious interference, and unjust enrichment with respect to MJF’s exclusive government contract with the Commonwealth of Pennsylvania. We filed a preliminary objection alleging serious defects, such as jurisdiction. The parties attended a hearing in July 2023. In October 2023, the courts dismissed the case but left some items available in the complaint for an appeal. Duthie has amended its complaint and filed again. We filed another preliminary objection to their amended complaint. Before and throughout this dispute, we have worked with the Commonwealth of Pennsylvania to ensure continued compliance with our contract. We intend to continue to defend our position vigorously and, at this time, do not believe an estimate of potential loss, if any, is appropriate.

On April 2, 2021, TreCom Systems Group, Inc. (“TreCom”) filed suit against Akerna and MJF in the federal District Court for the Eastern District of Pennsylvania, seeking recovery of up to approximately $2.0 million for services allegedly provided pursuant to a Subcontractor Agreement between MJF and TreCom. MJF provided a notice of termination of the operative Subcontractor Agreement on August 4, 2020. MJF disputes the validity of TreCom’s claims and the enforceability of the alleged agreement that TreCom submitted to the court. Akerna filed counterclaims against TreCom for breach of contract, a declaratory judgment, commercial disparagement, and defamation. TreCom failed to return Akerna’s intellectual property and issued numerous disparaging statements to one of Akerna’s clients. TreCom subsequently filed a motion to dismiss these counterclaims, which the court denied. Akerna intends to vigorously defend against TreCom’s claims and pursue its own claims. With respect to the TreCom matter, we established a loss contingency of $0.2 million in 2021 which remains outstanding as of September 30, 2023.

As of September 30, 2023, and through the date these condensed consolidated financial statements were issued, there were no other legal proceedings requiring recognition or disclosure in the condensed consolidated financial statements.

Other

In connection with the Sale Transaction and the Merger, we have a commitment to compensate our financial advisor for up to three percent of the transaction value in success fees, subject to a minimum of $1.5 million, should the transactions be completed. In addition, we are party to arrangements with our executive officers and certain other administrative employees pursuant to their employment, retention and transaction success agreements that may result in the receipt by such executive officers and employees of cash severance payments and other transaction success bonuses and benefits with a total value of approximately $1.2 million (collectively and not individually), but not including the accelerated vesting of any equity awards held by those officers.

Operating Leases

During the first half of 2022, we began negotiations to terminate the 365 Cannabis office lease in Las Vegas, Nevada. We established an obligation of $0.5 million which is management’s best estimate of the costs to exit the lease. As of September 30, 2023, the lease termination matter remains unresolved.

Note 12 — Commitments and Contingencies

Operating Leases

During 2022, we began negotiations to terminate the 365 Cannabis office lease in Las Vegas, Nevada. We recorded an obligation and lease termination expense of $0.5 million which represents management’s best estimate of the costs to exit the lease. The lease termination expense is included within the General and administrative expense line item as presented in the consolidated statement of operations. In connection with the sale of 365 Cannabis, we agreed to assume the lease termination obligation.

During 2021, we terminated our office lease in Toronto, Canada for a termination fee of approximately $1.0 million, which is included within the General and administrative expense line item on the consolidated statement of operations and was paid in full during the year ended December 31, 2021. In connection with the lease termination, we also wrote off certain assets, primarily leasehold improvements, and the resulting loss of $1.0 million was also recorded in the General and Administrative expense line item as presented in the consolidated statement of operations.

Litigation

On December 4, 2020, TechMagic USA LLC (“Tech Magic”) filed suit against our wholly-owned subsidiary, Solo, in Massachusetts Superior Court, Department Business Litigation, seeking recovery for certain unpaid invoices pursuant to a Master Services Agreement dated February 5, 2018 (the “Master Services Agreement”) by and between TechMagic and Solo. The sought recovery for continued fees under the Master Services Agreement through the end of January 2021. Akerna provided a notice of termination of the Master Services Agreement on November 23, 2020 and the parties dispute the effective date of the termination. Solo disputes the validity of the invoices, in whole or in part. Mr. Ashesh Shah, formerly the president of Solo and currently the holder of less than five percent of our issued and outstanding shares of Common Stock is, to our knowledge, the founder and one of the principal managers of TechMagic. On May 21, 2021, Solo filed suit against two of Solo’s former directors, Mr. Shah and Palle Pedersen. Solo sought recovery for Mr. Shah’s intentional interference with contractual relations, and the defendant’s breaches of various fiduciary duties owed to Solo. Defendant Shah engaged in improper communications with Solo’s customers with the intent that those customers cease their contractual relations with Solo. The defendants also entered into an improper contract with a contractual counter party with whom the defendants had a conflict of interest. The defendants filed a motion to dismiss, which the court found unpersuasive and denied. In July 2022, we entered into an agreement with TechMagic and the defendants to dismiss all litigation and claims described above. In connection with the settlement agreement, we reversed our previously accrued loss contingency of $0.5 million during the second quarter of 2022 and no amounts were paid in cash.

On April 2, 2021, TreCom Systems Group, Inc. (“TreCom”) filed suit against Akerna and MJF in federal District Court for the Eastern District of Pennsylvania, seeking recovery of up to approximately $2.0 million for services allegedly provided pursuant to a Subcontractor Agreement between MJF and TreCom. MJF provided a notice of termination of the operative Subcontractor Agreement on August 4, 2020. MJF disputes the validity of TreCom’s invoices and the enforceability of the alleged agreement that TreCom submitted to the court. Akerna filed counterclaims against TreCom for breach of contract, a declaratory judgment, commercial disparagement, and defamation. TreCom failed to return Akerna’s intellectual property and issued numerous disparaging statements to one of Akerna’s clients. TreCom subsequently filed a motion to dismiss these counterclaims, which was denied by the court. Akerna intends to vigorously defend against TreCom’s claims, and pursue its own claims. With respect to the TreCom matter, we established a loss contingency $0.2 million in 2021 which remains outstanding as of December 31, 2022.

On January 13, 2023, Courier Plus Inc. d/b/a Dutchie (“Dutchie”) filed a complaint in the Court of Common Please, Dauphin County, Pennsylvania against Akerna and MJF alleging unfair competition, tortious interference and unjust enrichment with respect to MJF’s exclusive contract with the State of Pennsylvania. We filed a preliminary objection alleging serious defects, such as jurisdiction, and we worked with the State of Pennsylvania to ensure compliance with our contract. We intend to defend our position vigorously and, at the is time, do not believe an estimate of potential loss, if any, is appropriate.

As of December 31, 2022, and through the date these consolidated financial statements were issued, there were no other legal proceedings requiring recognition or disclosure in the consolidated financial statements.

Other

In connection with the Sale Transaction and the Merger, we have a commitment to compensate our financial advisor for up to 3 percent of the transaction value in success fees, subject to a minimum of $1.5 million, should the transactions be completed. In addition, we are party to arrangements with our executive officers and certain other administrative employees pursuant to their employment agreements and transaction success agreements that may result in the receipt by such executive officers of cash severance payments and other transaction success bonuses and benefits with a total value of approximately $1.4 million (collectively and not individually), but not including the value of any accelerated vesting of our equity awards held by those officers.